Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancelable Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 2,611
Remainder of 2020	$ 674
2021	1,633	615
2022	6,768	631
2023	6,973	647
2024	7,179	663
Thereafter	50,547	510
Total	$ 73,774	$ 5,677